Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	R$ 28,967	R$ 27,469
Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	25,147	26,953
Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	3,583	37
Corporate securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	R$ 237	R$ 479